Leases (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Leases
Operating lease right-of-use assets, net		¥ 773,176	¥ 463,688		$ 118,494
Options to terminate the leases (true or false)		true
Operating lease cost	[1]	¥ 433,412	360,383
Cash paid for amounts included in the measurement of operating lease liabilities		323,836	284,969
Right-of-use assets obtained in exchange for operating lease obligations		658,168	179,350
Short-term lease cost		¥ 27,600	¥ 65,600
Weighted average remaining lease term (in years)		2 years 3 months 7 days	1 year 11 months 4 days		2 years 3 months 7 days
Discount rate for operating leases		4.16%	4.35%		4.16%
Rental expenses				¥ 280,700
Equal to or more than
Leases
Remaining lease terms (in months or years)		1 month			1 month
Less than
Leases
Remaining lease terms (in months or years)		69 years			69 years
Land use rights
Leases
Amortization expenses of land use rights		¥ 84,700	¥ 72,200	¥ 31,300
ASU No. 2016-02 | Cumulative effect of changes in accounting principles | Land use rights
Leases
Operating lease right-of-use assets, net		¥ 4,178,300	¥ 3,707,200

[1]	Included short-term lease cost of RMB65.6 million and RMB27.6 million and amortization expenses of land use rights of RMB72.2 million and RMB84.7 million for the year ended December 31, 2019 and 2020, respectively.